UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Dryden Global Real Estate Fund

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 3/31/2009

Date of reporting period: 9/30/2008

Item 1	– Reports to Stockholders

SEPTEMBER 30, 2008	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

FUND TYPE

Stock

OBJECTIVE

Capital appreciation and income

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of September 30, 2008, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

November 14, 2008

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Global Real Estate Fund

Dryden Global Real Estate Fund	1

Your Fund’s Performance

Fund objective

The investment objective of the Dryden Global Real Estate Fund is capital appreciation and income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares). Gross operating expenses: Class A, 1.32%; Class B, 2.02%; Class C, 2.02%; Class R, 1.77%; Class Z, 1.02%. Net operating expenses apply to: Class A, 1.29%; Class B, 2.02%; Class C, 2.02%; Class R, 1.33%; Class Z, 1.02%, after contractual reduction for Class A through 7/31/2008 and Class R through 7/31/2009.

Cumulative Total Returns as of 9/30/08
	Six Months	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–15.28%	–27.74%	83.01%	249.65%	—
Class B	–15.58	–28.28	76.14	224.06	—
Class C	–15.58	–28.28	76.15	224.07	—
Class R	N/A	N/A	N/A	N/A	–14.52% (6-16-08)
Class Z	–15.15	–27.57	85.22	258.40	—
S&P Developed BMI Property Net Index[2]	–19.23	–31.97	66.99	N/A	**
S&P 500 Index[3]	–10.85	–21.96	28.65	35.18	***
Lipper Global Real Estate Funds Avg.[4]	–16.57	–29.07	65.24	195.23	****

Average Annual Total Returns[5] as of 9/30/08
	One Year	Five Years	Ten Years	Since Inception[1]
Class A	–31.71%	11.58%	12.70%	—
Class B	–31.79	11.86	12.48	—
Class C	–28.98	11.99	12.48	—
Class R	N/A	N/A	N/A	N/A (6-16-08)
Class Z	–27.57	13.12	13.62	—
S&P Developed BMI Property Net Index[2]	–31.97	10.80	N/A	**
S&P 500 Index[3]	–21.96	5.17	3.06	***
Lipper Global Real Estate Funds Avg.[4]	–29.07	10.46	11.33	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to a front-end sales charge but are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B and Class C shares are subject to a maximum CDSC of 5% and 1%, respectively. Class R and Class Z shares are not subject to a sales charge.

Source: Prudential Investments LLC, Lipper Inc., and Bloomberg. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception date returns are provided for any share class with less than 10 calendar years of returns.

2The S&P Developed BMl Property Net Index is a broad market index of more than 400 companies from 21 countries. Its inception date is 12/29/2000, later than the inception of the fund.

3The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

4The Lipper Global Real Estate Funds Average (Lipper Average) is based on the average return for all funds in the Lipper Global Real Estate Funds category for the periods noted. Funds in the Lipper Average invest at least 25% but less than 75% of their equity portfolio in shares of companies engaged in the real estate industry that are strictly outside of the U.S. or whose securities are principally traded outside of the U.S.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, and Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, and 0.75%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**S&P Developed BMI Property Net Index—Class R shares have been in existence for less than one year and have no total return inception performance information available.

***S&P 500 Index—Class R shares have been in existence for less than one year and have no total return inception performance information available.

****Lipper Average—Class R shares have been in existence for less than one year and have no total return inception performance information available.

Investors cannot invest directly in an index. The securities in the S&P Developed BMl Property Net Index and S&P 500 Index may be very different from those in the Fund. Their returns do not include the effect of the sales charges and operating expenses of a mutual fund and would be lower if they did. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the S&P Developed BMl Property Net Index, S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Dryden Global Real Estate Fund	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 9/30/08
Mitsubishi Estate Co. Ltd., Diversified	5.1%
Simon Property Group, Inc., Retail Property	4.4
Mitsui Fudosan Co. Ltd., Diversified	4.3
Westfield Group, Retail Trust	4.1
Vornado Realty Trust, REIT	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 9/30/08
Diversified	29.0%
Retail Property	23.4
Office Space	16.1
Residential	6.4
Industrial Property	4.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on April 1, 2008, at the beginning of the period, and held through the six-month period ended September 30, 2008. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

Dryden Global Real Estate Fund	5

Fees and Expenses (continued)

the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Global Real Estate Fund		Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$847.20	1.29%	$5.97
	Hypothetical	$1,000.00	$1,018.60	1.29%	$6.53

Class B	Actual	$1,000.00	$844.20	2.02%	$9.34
	Hypothetical	$1,000.00	$1,014.94	2.02%	$10.20

Class C	Actual	$1,000.00	$844.20	2.02%	$9.34
	Hypothetical	$1,000.00	$1,014.94	2.02%	$10.20

Class R**	Actual	$1,000.00	$854.80	1.33%	$3.58
	Hypothetical	$1,000.00	$1,018.40	1.33%	$6.73

Class Z	Actual	$1,000.00	$848.50	1.02%	$4.73
	Hypothetical	$1,000.00	$1,019.95	1.02%	$5.16

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 183 days in the six-month period ended September 30, 2008, and divided by the 365 days in the Fund’s fiscal year ending March 31, 2009 (to reflect the six-month period) with the exception of the Class R “Actual” information which reflects the 107 day period ended September 30, 2008 due to its inception date of June 16, 2008. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** Class R shares commenced operations on June 16, 2008.

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Portfolio of Investments

as of September 30, 2008 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 92.2%
COMMON STOCKS

Australia 8.2%
515,822	Babcock & Brown Japan Property Trust, REIT	$246,863
1,186,900	Commonwealth Property Office Fund, REIT	1,398,501
1,811,187	Dexus Property Group, REIT	2,130,494
982,761	Goodman Group, REIT	1,983,137
1,869,500	ING Office Fund, REIT	2,174,068
270,376	Lend Lease Corp. Ltd.	1,994,366
2,310,000	Mirvac Industrial Trust, REIT	332,767
815,551	Reckson New York Property Trust, REIT	90,749
983,147	Stockland, REIT	4,413,636
245,449	Tishman Speyer Office Fund, REIT	185,318
1,091,879	Westfield Group, REIT	14,956,519

		29,906,418

Austria 0.2%
185,380	Immofinanz Immobilien Anlagen AG	655,794

Brazil 1.8%
138,600	Agra Empreendimentos Imobiliarios SA(a)	513,495
31,600	BR Malls Participacoes SA(a)	195,954
193,600	Cyrela Brazil Realty SA	1,953,398
144,251	Gafisa SA	1,834,502
150,000	Multiplan Empreendimentos Imobiliarios SA(a)	1,276,998
64,033	PDG Realty SA Empreendimentos e Participacoes	444,183
56,000	Sao Carlos Empreendimentos e Participacoes SA	276,630

		6,495,160

Canada 2.0%
80,385	Boardwalk Real Estate Investment Trust, REIT	2,696,495
99,220	Brookfield Properties Corp.	1,549,482
23,100	Calloway Real Estate Investment Trust, REIT	405,023
145,000	Chartwell Seniors Housing Real Estate Investment Trust, REIT	967,348
25,700	Primaris Retail Real Estate Investment Trust, REIT	394,344
71,300	RioCan Real Estate Investment Trust, REIT	1,353,980

		7,366,672

Finland 0.4%
210,103	Sponda Oyj	1,267,636

See Notes to Financial Statements.

Dryden Global Real Estate Fund	7

Portfolio of Investments

as of September 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

France 3.6%
4,360	Fonciere des Regions, REIT	$455,291
7,461	GECINA SA, REIT	804,158
55,000	Klepierre, REIT	2,152,657
47,870	Unibail-Rodamco, REIT	9,685,526

		13,097,632

Germany 0.2%
55,397	DIC Asset AG	777,472

Hong Kong 8.5%
731,776	Cheung Kong Holdings Ltd.	8,289,950
155,000	China Overseas Land & Investment Ltd.	187,867
457,469	Hang Lung Properties Ltd.	1,076,898
383,794	Henderson Land Development Co. Ltd.	1,710,864
1,018,000	Hongkong Land Holdings Ltd.	3,013,280
592,999	Hysan Development Co. Ltd.	1,543,627
192,892	Kerry Properties Ltd.	625,176
1,833,220	Link (The), REIT	3,810,840
5,057,400	New World China Land Ltd.	1,183,867
5,765,000	Regal Real Estate Investment Trust, REIT	860,084
419,931	Sino Land Co.	470,320
687,935	Sun Hung Kai Properties Ltd.	7,089,016
725,000	Wheelock & Co. Ltd.	1,315,017

		31,176,806

Italy
133,145	Beni Stabili SpA	123,041

Japan 14.6%
239	Japan Prime Realty Investment Corp., REIT	566,691
352	Japan Real Estate Investment Corp., REIT	2,840,415
386	Japan Retail Fund Investment Corp., REIT	1,587,017
940,780	Mitsubishi Estate Co. Ltd.	18,538,207
809,339	Mitsui Fudosan Co. Ltd.	15,638,009
577	Nippon Building Fund, Inc., REIT	5,577,953
434	Nomura Real Estate Office Fund, Inc., REIT	2,965,707
163	NTT Urban Development Corp.	198,208
264,952	Sumitomo Realty & Development Co. Ltd.	5,770,318

		53,682,525

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Netherlands 1.7%
26,368	Eurocommercial Properties NV, REIT	$1,148,016
23,900	Nieuwe Steen Investments Funds NV, REIT	532,677
30,683	Vastned Offices/Industrial, REIT	636,885
21,381	Vastned Retail NV, REIT	1,503,062
25,703	Wereldhave NV, REIT	2,508,690

		6,329,330

Singapore 3.0%
1,664,000	Ascendas Real Estate Investment Trust, REIT	2,198,194
1,653,000	CapitaCommercial Trust, REIT	1,537,012
414,017	CapitaLand Ltd.	902,466
680,673	CapitaMall Trust, REIT	1,085,474
547,000	CDL Hospitality Trusts, REIT	333,209
169,058	City Developments Ltd.	1,057,138
820,651	Frasers Centrepoint Trust, REIT	473,908
1,220,000	K-REIT Asia, REIT	822,567
350,000	Singapore Land Ltd.	1,180,657
1,717,000	Suntec Real Estate Investment Trust, REIT	1,403,804

		10,994,429

Sweden 1.0%
102,057	Hufvudstaden AB (Class A Stock)	792,726
484,696	Klovern AB	1,248,132
56,000	Kungsleden AB	360,157
100,550	Wihlborgs Fastigheter AB	1,400,499

		3,801,514

Switzerland 0.6%
37,321	PSP Swiss Property AG(a)	2,172,297

United Kingdom 5.7%
233,887	Big Yellow Group PLC, REIT	1,373,599
387,647	British Land Co. PLC, REIT	5,228,817
379,372	Brixton PLC, REIT	1,428,586
204,868	Great Portland Estates PLC, REIT	1,238,860
135,130	Hammerson PLC, REIT	2,382,315
280,996	Land Securities Group PLC, REIT	6,346,419
62,446	Liberty International PLC, REIT	1,079,792
247,202	Segro PLC, REIT	1,863,790

		20,942,178

See Notes to Financial Statements.

Dryden Global Real Estate Fund	9

Portfolio of Investments

as of September 30, 2008 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

United States 40.7%
17,300	Alexandria Real Estate Equities, Inc., REIT	$1,956,284
120,319	AMB Property Corp., REIT	5,450,451
60,514	AvalonBay Communities, Inc., REIT	5,955,788
50,689	Boston Properties, Inc., REIT	4,747,532
153,327	Brandywine Realty Trust, REIT	2,457,832
179,322	BRE Properties, Inc., REIT	8,786,778
104,090	Camden Property Trust, REIT	4,773,567
391,117	CBL & Associates Properties, Inc., REIT	7,853,629
53,400	Corporate Office Properties Trust, REIT	2,154,690
27,400	DiamondRock Hospitality Co., REIT	249,340
85,960	Digital Realty Trust, Inc., REIT	4,061,610
175,849	Douglas Emmett, Inc., REIT	4,056,836
61,950	Extra Space Storage, Inc., REIT	951,552
146,584	First Potomac Realty Trust, REIT	2,519,779
263,560	General Growth Properties, Inc., REIT	3,979,756
80,000	Health Care REIT, Inc., REIT	4,258,400
26,217	Home Properties, Inc., REIT	1,519,275
175,927	Kilroy Realty Corp., REIT	8,407,551
89,549	Macerich Co. (The), REIT	5,699,794
101,250	Mid-America Apartment Communities, Inc., REIT	4,975,425
101,775	Morgans Hotel Group Co.(a)	1,110,365
90,266	Pennsylvania Real Estate Investment Trust, REIT	1,701,514
136,408	ProLogis, REIT	5,629,558
24,593	Public Storage, Inc., REIT	2,434,953
30,727	Regency Centers Corp., REIT	2,049,184
167,201	Simon Property Group, Inc., REIT	16,218,497
116,109	SL Green Realty Corp., REIT	7,523,863
52,625	Sovran Self Storage, Inc., REIT	2,364,441
179,010	Strategic Hotels & Resorts, Inc., REIT	1,351,526
117,794	U-Store-It Trust, REIT	1,445,332
158,290	Ventas, Inc., REIT	7,822,692
129,359	Vornado Realty Trust, REIT	11,765,201
86,232	Weingarten Realty Investors, REIT	3,075,896

		149,308,891

	Total long-term investments (cost $393,907,559)	338,097,795

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 7.0%

Affiliated Money Market Mutual Fund
25,579,108	Dryden Core Investment Fund - Taxable Money Market Series (cost $25,579,108)(b)	$25,579,108

	Total Investments(c) 99.2% (cost $419,486,667; Note 5)	363,676,903
	Other assets in excess of liabilities 0.8%	2,885,267

	Net Assets 100%	$366,562,170

The following abbreviation is used in portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(c)	As of September 30, 2008, 68 securities representing $171,913,792 and 46.9% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $171,913,792 was valued using Other Significant Observable Inputs (Level 2, as defined below).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Global Real Estate Fund	11

Portfolio of Investments

as of September 30, 2008 (Unaudited) continued

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$191,763,111	—
Level 2—Other Significant Observable Inputs	171,913,792	—
Level 3—Significant Unobservable Inputs	—	—

Total	$363,676,903	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of March 31, 2008 and September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as September 30, 2008 were as follows:

Diversified	29.0%
Retail Property	23.4
Office Space	16.1
Affiliated Money Market Mutual Fund	7.0
Residential	6.4
Industrial Property	4.7
Healthcare Property	3.6
Storage Property	2.4
Shopping Centers	1.6
Apartments	1.4
Development Companies	1.1
Hotel/Resort & Entertainment Property	1.1
Real Estate Operation & Development	0.8
Financial Services	0.4
Real Estate Management/Service	0.2

99.2
Other assets in excess of liabilities	0.8

100.0%

See Notes to Financial Statements.

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Financial Statements

(Unaudited)

SEPTEMBER 30, 2008	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

Statement of Assets and Liabilities

September 30, 2008 (Unaudited)

Assets
Investments at value:
Unaffiliated Investments (cost $393,907,559)	$338,097,795
Affiliated Investments (cost $25,579,108)	25,579,108
Cash	82,071
Receivable for investments sold	4,424,098
Receivable for Fund shares sold	3,422,352
Dividends receivable	1,314,936
Tax reclaim receivable	131,253
Prepaid expenses	6,306

Total assets	373,057,919

Liabilities
Payable for Fund shares reacquired	3,995,897
Payable for investments purchased	1,868,736
Management fee payable	239,749
Transfer agent fee payable	150,042
Accrued expenses	130,454
Distribution fee payable	107,591
Payable to custodian	1,768
Deferred Trustees’ fees	1,512

Total liabilities	6,495,749

Net Assets	$366,562,170

Net assets were comprised of:
Shares of beneficial interest, at par	$20,305
Paid-in capital in excess of par	464,112,591

464,132,896
Undistributed net investment income	2,194,941
Accumulated net realized loss on investment and foreign currency transactions	(43,955,711)
Net unrealized depreciation on investments and foreign currencies	(55,809,956)

Net assets, September 30, 2008	$366,562,170

See Notes to Financial Statements.

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Class A:
Net asset value and redemption price per share ($192,682,798 / 10,663,994 shares of beneficial interest issued and outstanding)	$18.07
Maximum sales charge (5.5% of offering price)	1.05

Maximum offering price to public	$19.12

Class B:
Net asset value, offering price and redemption price per share ($17,281,986 / 966,781 shares of beneficial interest issued and outstanding)	$17.88

Class C:
Net asset value, offering price and redemption price per share ($48,200,756 / 2,696,878 shares of beneficial interest issued and outstanding)	$17.87

Class R:
Net asset value, offering price and redemption price per share ($855 / 47.32 shares of beneficial interest issued and outstanding)	$18.07

Class Z:
Net asset value, offering price and redemption price per share ($108,395,775 / 5,977,334 shares of beneficial interest issued and outstanding)	$18.13

See Notes to Financial Statements.

Dryden Global Real Estate Fund	15

Statement of Operations

Six Months Ended September 30, 2008 (Unaudited)

Investment Income
Dividends (net of $466,340 foreign withholding tax)	$7,187,770
Affiliated dividends	357,513
Interest	325

7,545,608

Expenses
Management fee	1,503,474
Distribution fee—Class A	283,118
Distribution fee—Class B	104,272
Distribution fee—Class C	275,233
Distribution fee—Class R	1
Transfer agent’s fees and expenses (including affiliated expenses of $105,000)	287,000
Custodian’s fees and expenses	96,000
Registration fees	54,000
Reports to shareholders	47,000
Legal fees and expenses	20,000
Audit fee	12,000
Trustees’ fees	9,000
Miscellaneous	14,411

Total expenses	2,705,509

Net investment income	4,840,099

Net Realized And Unrealized Gain (Loss) On Investments And Foreign Currencies
Net realized loss on:
Investment transactions	(19,804,960)
Foreign currency transactions	(383,381)

(20,188,341)

Net change in unrealized appreciation (depreciation) on:
Investments	(51,579,038)
Foreign currencies	(19,018)

(51,598,056)

Net loss on investments and foreign currencies	(71,786,397)

Net Decrease In Net Assets Resulting From Operations	$(66,946,298)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended September 30, 2008	Year Ended March 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$4,840,099	$5,457,515
Net realized loss on investments and foreign currency transactions	(20,188,341)	(21,805,316)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(51,598,056)	(62,095,867)

Net decrease in net assets resulting from operations	(66,946,298)	(78,443,668)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	—	(5,916,180)
Class B	—	(517,212)
Class C	—	(1,085,011)
Class Z	—	(2,282,363)

	—	(9,800,766)

Distributions from net realized gains
Class A	—	(40,780,088)
Class B	—	(5,088,323)
Class C	—	(8,018,588)
Class Z	—	(7,130,194)

	—	(61,017,193)

Fund share transactions (Net of share conversions) (Note 6):
Net proceeds from shares sold	125,676,172	290,587,365
Net asset value of shares issued in reinvestment of dividends and distributions	—	58,815,123
Cost of shares reacquired	(65,100,383)	(217,577,844)

Net increase in net assets from fund share transactions	60,575,789	131,824,644

Total decrease in net assets	(6,370,509)	(17,436,983)

Net Assets
Beginning of period	372,932,679	390,369,662

End of period(a)	$366,562,170	$372,932,679

(a) Includes undistributed net investment income of	$2,194,941	$—

See Notes to Financial Statements.

Dryden Global Real Estate Fund	17

Notes to Financial Statements

(Unaudited)

Dryden Global Real Estate Fund (the “Fund”), is registered under the Investment Company Act of 1940 as a non-diversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund commenced investment operations on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing

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time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of September 30, 2008, 68 securities representing $171,913,792 and 46.9% of net assets whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Dryden Global Real Estate Fund	19

Notes to Financial Statements

(Unaudited) continued

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Security transactions are recorded on the trade date. Realized and unrealized gains or losses from investments and currency transactions on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. The Fund invests in real estate investment trusts (“REITS”), which report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be capital gain and a portion is estimated to be return of capital and is recorded as a reduction of their cost. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax

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differences relating to income and gains are reclassified amongst undistributed net investment income; accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement Prudential Real Estate Investors (“PREI”) which is a business unit of Prudential Investment Management (“PIM”). The subadvisory agreement provides that each subadviser furnishes investment advisory services in connection with the management of the Fund. In connection there with, each subadviser is obligated to keep certain books and records of the Fund. PI pays for the services of the subadvisers, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund’s average daily net assets. The effective management fee rate was .75 of 1% for the six months ended September 30, 2008.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Class A, B, C and R Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Dryden Global Real Estate Fund	21

Notes to Financial Statements

(Unaudited) continued

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, .75 of 1% and 1% of the average daily net assets of the Class A, B, C and R shares, respectively. For the six months ended September 30, 2008, PIMS has contractually agreed to limit such fees to .50 of 1% of the average daily net assets of the Class R shares. Through July 31, 2008, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of Class A shares.

PIMS has advised the Fund that it has received approximately $295,800 in front-end sales charges resulting from sales of Class A during the six months ended September 30, 2008. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that it has received approximately $900, $34,300 and $19,600 in contingent deferred sales charges imposed upon certain redemptions by Class A, Class B and Class C shareholders, respectively, during the six months ended September 30, 2008.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. The transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of First Clearing (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended September 30, 2008, the Fund incurred approximately $126,000 in total networking fees of which $14,000 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portion of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

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Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended September 30, 2008 were $191,296,268 and $133,129,939 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of September 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$430,483,678	$10,807,463	$(77,614,238)	$(66,806,775)

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and investments in Passive Foreign Investment Companies.

Management has analyzed the Fund`s tax positions taken on federal income tax returns for all open tax years and has concluded that as of September 30, 2008, no provisions for income tax would be required in the Fund`s financial statements. The Fund`s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class C shares are not subject to an initial sales charge and the CDSC for Class C shares will be 12 months from the date of purchase. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Dryden Global Real Estate Fund	23

Notes to Financial Statements

(Unaudited) continued

There is an unlimited number of shares of beneficial interest, $.001 par value per share, divided into four classes, designated Class A, Class B, Class C, Class R and Class Z.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended September 30, 2008:
Shares sold	2,705,295	$56,462,220
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(1,642,149)	(33,612,830)

Net increase in shares outstanding before conversion	1,063,146	22,849,390
Shares issued upon conversion from Class B	33,483	696,997

Net increase in shares outstanding	1,096,629	$23,546,387

Year ended March 31, 2008:
Shares sold	5,502,674	$138,910,457
Shares issued in reinvestment of dividends	1,579,144	40,993,708
Shares reacquired	(6,080,369)	(148,565,711)

Net increase in shares outstanding before conversion	1,001,449	31,338,454
Shares issued upon conversion from Class B	70,623	1,659,882

Net increase in shares outstanding	1,072,072	$32,998,336

Class B
Six months ended September 30, 2008:
Shares sold	77,795	$1,628,685
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(101,907)	(2,058,807)

Net increase (decrease) in shares outstanding before conversion	(24,112)	(430,122)
Shares issued upon conversion into Class A	(33,783)	(696,997)

Net increase (decrease) in shares outstanding	(57,895)	$(1,127,119)

Year ended March 31, 2008:
Shares sold	418,138	$10,887,957
Shares issued in reinvestment of dividends	183,238	4,741,478
Shares reacquired	(565,020)	(13,453,015)

Net increase in shares outstanding before conversion	36,356	2,176,420
Shares reaquired upon conversion into Class A	(71,158)	(1,659,882)

Net decrease in shares outstanding	(34,802)	$516,538

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Class C	Shares	Amount
Six months ended September 30, 2008:
Shares sold	622,446	$13,165,766
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(373,813)	(7,487,712)

Net increase (decrease) in shares outstanding	248,633	$5,678,054

Year ended March 31, 2008:
Shares sold	1,693,370	$42,624,925
Shares issued in reinvestment of dividends	206,090	5,305,447
Shares reacquired	(1,060,382)	(25,240,743)

Net increase in shares outstanding	839,078	$22,689,629

Class R
For the period June 16, 2008 through September 30, 2008:
Shares sold	47	$1,000
Shares issued in reinvestment of dividends	—	—
Shares reacquired	—	—

Net increase (decrease) in shares outstanding	47	$1,000

Class Z
Six months ended September 30, 2008:
Shares sold	2,606,324	$54,418,501
Shares issued in reinvestment of dividends	—	—
Shares reacquired	(1,084,869)	(21,941,034)

Net increase (decrease) in shares outstanding	1,521,455	$32,477,467

Year ended March 31, 2008:
Shares sold	4,077,513	$98,164,026
Shares issued in reinvestment of dividends	303,015	7,774,490
Shares reacquired	(1,287,617)	(30,318,375)

Net increase in shares outstanding	3,092,911	$75,620,141

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a syndicated credit agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the two banks. The commitment under the renewed SCA continues to be $500 million. The Fund pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA is October 23, 2009. For the period from October 26, 2007 through October 23, 2008,

Dryden Global Real Estate Fund	25

Notes to Financial Statements

(Unaudited) continued

the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended September 30, 2008.

Note 8. New Accounting Pronouncements

In March 2008, Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

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Financial Highlights

SEPTEMBER 30, 2008	SEMIANNUAL REPORT

Dryden Global Real Estate Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended September 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.33

Income (loss) from investment operations
Net investment income	0.26
Net realized and unrealized gain (loss) on investment transactions	(3.52)

Total from investment operations	(3.26)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$18.07

Total Return(a)	(15.28)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$192,683
Average net assets (000)	$212,134
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees(c)	1.29	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(d)
Net investment income	2.49	%(d)
For Class A, B, C, R and Z shares:
Portfolio turnover	36	%(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Prior to July 31, 2008, the distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% on the average net assets for the Class A shares.
(d)	Annualized.
(e)	Not annualized.
(f)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Class A
Year Ended March 31,
2008(b)	2007(b)	2006(b)	2005	2004

$31.19	$24.96	$17.89	$15.71	$9.84

0.38	0.38	0.35	0.26	0.16
(5.12)	6.30	7.00	2.14	5.93

(4.74)	6.68	7.35	2.40	6.09

(0.63)	(0.44)	(0.28)	(0.22)	(0.22)
(4.49)	(0.01)	—	—	—

(5.12)	(0.45)	(0.28)	(0.22)	(0.22)

$21.33	$31.19	$24.96	$17.89	$15.71

(17.79)%	27.09%	41.50%	15.37%	62.79%

$204,098	$264,980	$120,881	$37,686	$25,954
$233,525	$176,407	$74,239	$28,961	$15,886

1.31%	1.22%	1.40%	1.53%	1.58%
1.06%	0.97%	1.15%	1.28%	1.33%
1.55%	1.58%	1.58%	1.71%	1.53%

78%	121%	35%	48%	65%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	29

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended September 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.18

Income (loss) from investment operations
Net investment income	0.18
Net realized and unrealized gain (loss) on investment transactions	(3.48)

Total from investment operations	(3.30)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$17.88

Total Return(a)	(15.58)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$17,282
Average net assets (000)	$20,797
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(c)
Net investment income	1.77	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Class B
Year Ended March 31,
2008(b)	2007(b)	2006(b)	2005	2004

$31.02	$24.84	$17.81	$15.65	$9.82

0.21	0.18	0.18	0.16	0.12
(5.11)	6.25	6.99	2.11	5.86

(4.90)	6.43	7.17	2.27	5.98

(0.45)	(0.24)	(0.14)	(0.11)	(0.15)
(4.49)	(0.01)	—	—	—

(4.94)	(0.25)	(0.14)	(0.11)	(0.15)

$21.18	$31.02	$24.84	$17.81	$15.65

(18.42)%	26.12%	40.38%	14.51%	61.62%

$21,706	$32,867	$22,117	$35,251	$35,961
$28,993	$25,925	$23,855	$33,968	$30,195

2.06%	1.97%	2.15%	2.28%	2.33%
1.06%	0.97%	1.15%	1.28%	1.33%
0.85%	1.66%	0.91%	0.99%	0.97%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	31

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended September 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.18

Income (loss) from investment operations
Net investment income	0.18
Net realized and unrealized gain (loss) on investment transactions	(3.49)

Total from investment operations	(3.31)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$17.87

Total Return(a)	(15.63)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$48,201
Average net assets (000)	$54,896
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	2.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(c)
Net investment income	1.76	%(c)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

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Class C
Year Ended March 31,
2008(b)	2007(b)	2006(b)	2005	2004

$31.02	$24.84	$17.81	$15.65	$9.82

0.19	0.16	0.18	0.16	0.12
(5.09)	6.27	6.99	2.11	5.86

(4.90)	6.43	7.17	2.27	5.98

(0.45)	(0.24)	(0.14)	(0.11)	(0.15)
(4.49)	(0.01)	—	—	—

(4.94)	(0.25)	(0.14)	(0.11)	(0.15)

$21.18	$31.02	$24.84	$17.81	$15.65

(18.42)%	26.12%	40.38%	14.51%	61.62%

$51,856	$49,921	$22,415	$10,524	$6,852
$54,791	$32,840	$14,963	$7,973	$4,734

2.06%	1.97%	2.15%	2.28%	2.33%
1.06%	0.97%	1.15%	1.28%	1.33%
0.79%	1.58%	0.84%	0.95%	0.87%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	33

Financial Highlights

(Unaudited) continued

	Class R
	June 16, 2008(d) through September 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.14

Income (loss) from investment operations
Net investment income	0.15
Net realized and unrealized gain (loss) on investment transactions	(3.22)

Total from investment operations	(3.07)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$18.07

Total Return(a)	(14.52)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1
Average net assets (000)	$1
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees(f)	1.33	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(c)
Net investment income	2.73	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Commencement of operations.
(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50 of 1% on the average daily net assets of the Class R shares.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

This Page Intentionally Left Blank

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended September 30, 2008(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$21.38

Income (loss) from investment operations
Net investment income	0.28
Net realized and unrealized gain (loss) on investment transactions	(3.53)

Total from investment operations	(3.25)

Less Dividends and Distributions:
Dividends from net investment income	—
Distributions from net realized gains from investments	—

Total dividends and distributions	—

Net asset value, end of period	$18.13

Total Return(a)	(15.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$108,396
Average net assets (000)	$112,003
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.02	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.02	%(c)
Net investment income	2.73	%(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
(b)	Based on average shares outstanding during the period.
(c)	Annualized.
(d)	Does not include expenses of the underlying funds in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class Z
Year Ended March 31,
2008(b)	2007(b)	2006(b)	2005	2004

$31.26	$25.01	$17.93	$15.75	$9.85

0.39	0.47	0.41	0.31	0.18
(5.09)	6.29	7.00	2.13	5.96

(4.70)	6.76	7.41	2.44	6.14

(0.69)	(0.50)	(0.33)	(0.26)	(0.24)
(4.49)	(0.01)	—	—	—

(5.18)	(0.51)	(0.33)	(0.26)	(0.24)

$21.38	$31.26	$25.01	$17.93	$15.75

(17.60)%	27.38%	41.80%	15.69%	63.21%

$95,273	$42,601	$19,484	$9,776	$7,506
$70,158	$33,458	$13,939	$7,784	$3,648

1.06%	0.97%	1.15%	1.28%	1.33%
1.06%	0.97%	1.15%	1.28%	1.33%
1.65%	1.68%	1.88%	1.98%	1.52%

See Notes to Financial Statements.

Dryden Global Real Estate Fund	37

Approval of Advisory Agreements

The Board of Trustees (the “Board”) of Dryden Global Real Estate Fund (the “Fund”) oversees the management of the Fund, and, as required by law, determines annually whether to renew the Fund’s management agreement with Prudential Investments LLC (“PI”) and the Fund’s subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 3-5, 2008 and approved the renewal of the agreements through July 31, 2009, after concluding that renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups. The mutual funds included in each Peer Universe or Peer Group were objectively determined solely by Lipper Inc., an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles over the one-, three- and five-year periods ending December 31, 2007, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors they deemed relevant, including the nature, quality and extent of services provided, the performance of the Fund, the profitability of PI and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with their deliberations, the Board considered information provided by PI throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 3-5, 2008.

The Trustees determined that the overall arrangements between the Fund and PI, which serves as the Fund’s investment manager pursuant to a management agreement, and between PI and PIM, which provides subadvisory services to the Fund through its Prudential Real Estate Investors unit (“PREI”) pursuant to the terms of a subadvisory agreement with PI, are fair and reasonable in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Dryden Global Real Estate Fund

Approval of Advisory Agreements (continued)

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by PI and PREI. The Board considered the services provided by PI, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PI’s oversight of the subadviser, the Board noted that PI’s Strategic Investment Research Group (“SIRG”), which is a business unit of PI, is responsible for monitoring and reporting to PI’s senior management on the performance and operations of the subadvisers. The Board also considered that PI pays the salaries of all of the officers and non-independent Trustees of the Fund. The Board also considered the investment subadvisory services provided by PREI, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PI’s evaluation of the subadviser, as well as PI’s recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board reviewed the qualifications, backgrounds and responsibilities of PI’s senior management responsible for the oversight of the Fund and PREI, and also reviewed the qualifications, backgrounds and responsibilities of PREI’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PI’s, PIM’s, and PREI’s organizational structure, senior management, investment operations, and other relevant information pertaining to PI, PIM, and PREI. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PI, PIM, and PREI. The Board noted that PREI and PIM are affiliated with PI.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PI and the subadvisory services provided to the Fund by PREI, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PI and PREI under the management and subadvisory agreements.

Performance of Dryden Global Real Estate Fund

The Board received and considered information about the Fund’s historical performance. The Board considered that the Fund’s gross performance in relation to its Peer Universe (the Lipper Retail and Institutional Real Estate Funds Performance Universe) was in the first quartile over the one-, three-, and five-year periods. The Board also noted that the Fund outperformed its benchmark index over all periods. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders for the Fund to renew the agreements.

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Fees and Expenses

The Board considered that the Fund’s actual management fee (which reflects any subsidies, waivers or expense caps) ranked in the Expense Group’s second quartile, and that the Fund’s total expenses ranked in the Expense Group’s first quartile. The Board concluded that the management and subadvisory fees are reasonable in light of the services provided.

Costs of Services and Profits Realized by PI

The Board was provided with information on the profitability of PI and its affiliates in serving as the Fund’s investment manager. The Board discussed with PI the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board did not separately consider the profitability of the subadviser, an affiliate of PI, as its profitability was reflected in the profitability report for PI. Taking these factors into account, the Board concluded that the profitability of PI and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the management fee schedule for the Fund does not contain breakpoints that reduce the fee rate on assets above specified levels. The Board received and discussed information concerning whether PI realizes economies of scale as the Fund’s assets grow beyond current levels. In light of the Fund’s current size, performance and expense structure, the Board concluded that the absence of breakpoints in the Fund’s fee schedule is acceptable at this time.

Other Benefits to PI and PIM

The Board considered potential ancillary benefits that might be received by PI and PIM and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PI included brokerage commissions received by affiliates of PI, transfer agency fees received by the Fund’s transfer agent (which is affiliated with PI), and benefits to its reputation as well as other intangible benefits resulting from PI’s association with the Fund. The Board concluded that the potential benefits to be derived by PIM included its ability to use soft dollar credits, brokerage commissions received by affiliates of PIM, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and

Dryden Global Real Estate Fund

Approval of Advisory Agreements (continued)

benefits to its reputation. The Board concluded that the benefits derived by PI and PIM were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

After full consideration of these factors, the Board concluded that the approval of the agreements was in the interest of the Fund and its shareholders.

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■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	PREI	8 Campus Drive Parsippany, NJ 07054

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Global Real Estate Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Global Real Estate Fund
Share Class	A	B	C	R	Z
NASDAQ	PURAX	PURBX	PURCX	PURRX	PURZX
CUSIP	26244A108	26244A207	26244A306	26244A504	26244A405

MF182E2    IFS-A158252    Ed. 11/2008

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)     Code of Ethics – Not required, as this is not an annual filing.

      (2)     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

      (3)     Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dryden Global Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.